The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio – Commodity Strategy Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 26, 2019 (Accession No. 0001193125-19-300949), which is incorporated herein by reference.